SCHEDULE OF BASIC AND DILUTED LOSS PER COMMON SHARE (Details) (Parenthetical) - $ / shares	Sep. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Jul. 31, 2024
Accounting Policies [Abstract]
Warrant exercise price	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01